SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - Underlying Basis [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		£ 12,377		£ 12,714	[1]	£ 12,320	[2]
Other income, net of insurance claims		5,732		6,010		6,205
Total underlying income, net of insurance claims		18,109		18,724		18,525
Operating lease depreciation		(967)	[3]	(956)	[4]	(1,053)	[5]
Net income		17,142		17,768		17,472
Operating costs		(7,875)		(8,165)		(8,184)
Remediation		(445)		(600)		(865)
Total costs		(8,320)		(8,765)		(9,049)
Impairment		(1,291)		(937)		(795)
Underlying profit (loss)		7,531		8,066		7,628
External income		18,109		18,724		18,525
Segment underlying income, net of insurance claims		18,109		18,724		18,525
Segment external assets		833,893		797,598		812,109
Segment customer deposits		421,320		418,066		418,124
Segment external liabilities		786,087		747,399		762,966
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		2,756		2,848		2,965
Fees and commissions payable		(1,350)		(1,386)		(1,382)
Net fee and commission income		1,406		1,462		1,583
Operating lease rental income		1,250		1,343		1,344
Rental income from investment properties		191		197		213
Gains less losses on disposal of financial assets at fair value through other comprehensive income		196		275		446
Lease termination income		12		7		74
Trading income		1,137		1,064		418
Insurance and other, net of insurance claims		1,540		1,662		2,127
Other external income, net of insurance claims		4,326		4,548		4,622
Segment other income, net of insurance claims		5,732		6,010		6,205
Other segment items reflected in income statement above:
Depreciation and amortisation		2,660		2,405		2,370
Increase/Decrease in value of in-force business		825		(55)		(165)
Defined benefit scheme charges		245		405		359
Other segment items:
Additions to fixed assets		3,649		3,514		3,655
Investments in joint ventures and associates at end of year		304		91		65
Current Accounts [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		659		650		712
Credit and Debit Card [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		982		993		953
Corporate Banking and Treasury Fees
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		248		305		321
Unit Trust and Insurance Broking [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		206		221		224
Private Banking and Asset Management [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		69		97		98
Factoring of receivables [member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		103		83		91
Other Fees and Commissions [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		489		499		566
5200 to 5999 Retail Trade [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		8,807		9,060	[1]	8,695	[2]
Other income, net of insurance claims		2,014		2,097		2,150
Total underlying income, net of insurance claims		10,821		11,157		10,845
Operating lease depreciation		(946)	[3]	(921)	[4]	(947)	[5]
Net income		9,875		10,236		9,898
Operating costs		(4,760)		(4,897)		(4,847)
Remediation		(238)		(267)		(633)
Total costs		(4,998)		(5,164)		(5,480)
Impairment		(1,038)		(861)		(710)
Underlying profit (loss)		3,839		4,211		3,708
External income		13,109		13,022		12,606
Inter-segment income		(2,288)		(1,865)		(1,761)
Segment underlying income, net of insurance claims		10,821		11,157		10,845
Segment external assets		350,585		349,412		350,051
Segment customer deposits		252,056		252,808		253,127
Segment external liabilities		259,964		259,778		258,246
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		1,233		1,228		1,317
Fees and commissions payable		(571)		(601)		(636)
Net fee and commission income		662		627		681
Operating lease rental income		1,225		1,305		1,281
Trading income		47		71		26
Insurance and other, net of insurance claims		206		247		6
Other external income, net of insurance claims		1,478		1,623		1,313
Inter-segment other income		(126)		(153)		156
Segment other income, net of insurance claims		2,014		2,097		2,150
Other segment items reflected in income statement above:
Depreciation and amortisation		1,712		1,573		1,547
Defined benefit scheme charges		108		121		149
Other segment items:
Additions to fixed assets		2,208		2,092		2,431
Investments in joint ventures and associates at end of year		4		4		12
5200 to 5999 Retail Trade [Member] | Current Accounts [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		518		503		572
5200 to 5999 Retail Trade [Member] | Credit and Debit Card [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		652		660		640
5200 to 5999 Retail Trade [Member] | Unit Trust and Insurance Broking [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		9		13		10
5200 to 5999 Retail Trade [Member] | Other Fees and Commissions [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		54		52		95
522110 Commercial Banking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		2,918		3,013	[1]	3,040	[2]
Other income, net of insurance claims		1,422		1,670		1,803
Total underlying income, net of insurance claims		4,340		4,683		4,843
Operating lease depreciation		(21)	[3]	(35)	[4]	(105)	[5]
Net income		4,319		4,648		4,738
Operating costs		(2,081)		(2,191)		(2,249)
Remediation		(155)		(203)		(173)
Total costs		(2,236)		(2,394)		(2,422)
Impairment		(306)		(71)		(95)
Underlying profit (loss)		1,777		2,183		2,221
External income		3,394		4,889		3,181
Inter-segment income		946		(206)		1,662
Segment underlying income, net of insurance claims		4,340		4,683		4,843
Segment external assets		145,060		165,030		177,763
Segment customer deposits		145,122		148,635		148,313
Segment external liabilities		183,390		191,687		224,918
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		1,070		1,120		1,137
Fees and commissions payable		(321)		(311)		(287)
Net fee and commission income		749		809		850
Operating lease rental income		25		38		63
Rental income from investment properties						1
Gains less losses on disposal of financial assets at fair value through other comprehensive income		(5)				5
Lease termination income		12		7		74
Trading income		812		711		481
Insurance and other, net of insurance claims		72		356		(6)
Other external income, net of insurance claims		916		1,112		618
Inter-segment other income		(243)		(251)		335
Segment other income, net of insurance claims		1,422		1,670		1,803
Other segment items reflected in income statement above:
Depreciation and amortisation		315		278		322
Defined benefit scheme charges		43		49		53
Other segment items:
Additions to fixed assets		260		208		130
522110 Commercial Banking [Member] | Current Accounts [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		136		142		135
522110 Commercial Banking [Member] | Credit and Debit Card [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		330		332		312
522110 Commercial Banking [Member] | Corporate Banking and Treasury Fees
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		248		305		321
522110 Commercial Banking [Member] | Private Banking and Asset Management [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		4		5		5
522110 Commercial Banking [Member] | Factoring of receivables [member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		103		83		91
522110 Commercial Banking [Member] | Other Fees and Commissions [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		249		253		273
Insurance and wealth [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		112		123	[1]	133	[2]
Other income, net of insurance claims		2,021		1,865		1,846
Total underlying income, net of insurance claims		2,133		1,988		1,979
Net income		2,133		1,988		1,979
Operating costs		(982)		(1,021)		(1,040)
Remediation		(50)		(39)		(40)
Total costs		(1,032)		(1,060)		(1,080)
Impairment				(1)
Underlying profit (loss)		1,101		927		899
External income		1,740		1,895		1,883
Inter-segment income		393		93		96
Segment underlying income, net of insurance claims		2,133		1,988		1,979
Segment external assets		175,869		140,487		151,986
Segment customer deposits		13,677		14,063		13,770
Segment external liabilities		182,333		147,673		157,824
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		423		469		497
Fees and commissions payable		(405)		(418)		(380)
Net fee and commission income		18		51		117
Rental income from investment properties		191		197		212
Gains less losses on disposal of financial assets at fair value through other comprehensive income						(3)
Insurance and other, net of insurance claims		2,216		2,146		2,223
Other external income, net of insurance claims		2,407		2,343		2,432
Inter-segment other income		(404)		(529)		(703)
Segment other income, net of insurance claims		2,021		1,865		1,846
Other segment items reflected in income statement above:
Depreciation and amortisation		181		154		197
Increase/Decrease in value of in-force business		825		(55)		(165)
Defined benefit scheme charges		19		20		25
Other segment items:
Additions to fixed assets		174		223		274
Insurance and wealth [Member] | Current Accounts [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		5		5		5
Insurance and wealth [Member] | Credit and Debit Card [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims				1		1
Insurance and wealth [Member] | Unit Trust and Insurance Broking [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		197		208		214
Insurance and wealth [Member] | Private Banking and Asset Management [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		65		92		93
Insurance and wealth [Member] | Other Fees and Commissions [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		156		163		184
Other Income [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		540		518	[1]	452	[2]
Other income, net of insurance claims		275		378		406
Total underlying income, net of insurance claims		815		896		858
Operating lease depreciation	[5]					(1)
Net income		815		896		857
Operating costs		(52)		(56)		(48)
Remediation		(2)		(91)		(19)
Total costs		(54)		(147)		(67)
Impairment		53		(4)		10
Underlying profit (loss)		814		745		800
External income		(134)		(1,082)		855
Inter-segment income		949		1,978		3
Segment underlying income, net of insurance claims		815		896		858
Segment external assets		162,379		142,669		132,309
Segment customer deposits		10,465		2,560		2,914
Segment external liabilities		160,400		148,261		121,978
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		30		31		14
Fees and commissions payable		(53)		(56)		(79)
Net fee and commission income		(23)		(25)		(65)
Gains less losses on disposal of financial assets at fair value through other comprehensive income		201		275		444
Trading income		278		282		(89)
Insurance and other, net of insurance claims		(954)		(1,087)		(96)
Other external income, net of insurance claims		(475)		(530)		259
Inter-segment other income		773		933		212
Segment other income, net of insurance claims		275		378		406
Other segment items reflected in income statement above:
Depreciation and amortisation		452		400		304
Defined benefit scheme charges		75		215		132
Other segment items:
Additions to fixed assets		1,007		991		820
Investments in joint ventures and associates at end of year		300		87		53
Other Income [Member] | Other Fees and Commissions [Member]
Analysis of segment underlying other income, net of insurance claims:
Underlying other income, net of insurance claims		£ 30		£ 31		£ 14

[1]	Restated, see page F-25.
[2]	Restated see page F-25.
[3]	Net of profits on disposal of operating lease assets of 41 million.
[4]	Net of profits on disposal of operating lease assets of 60 million.
[5]	Net of profits on disposal of operating lease assets of 32 million.